SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, shares in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 15, 2024	Sep. 27, 2024	Sep. 01, 2024	Aug. 08, 2022	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Subsequent Event [Line Items]
Rental Income, Nonoperating								$ 17,655
Security Deposit								14,500	$ 14,500
Stock Issued During Period, Value, New Issues								$ 1,000,000	$ 100,000
Shares Issued, Price Per Share								$ 0.01	$ 1.00
Depreciation, Depletion and Amortization, Nonproduction							$ 13,206	$ 32,886
Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred					$ 11,400,000
Stock Issued During Period, Value, New Issues					$ 2,600,000
Demand Deposit Liabilities, Interest-Bearing, Average Rate Paid				0.00%	0.00%
Payment for Purchase, Loan, Mortgage, Held-for-Sale				$ 280,000
Stock Issued During Period, Shares, New Issues				56.8
Shares Issued, Price Per Share				$ 0.150
Chairman And Co Chief Executive Officer [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period							3.50%
Proceeds from Lines of Credit							$ 5,000,000
Line of Credit Facility, Interest Rate Description							The Line of Credit terms are expected to be for 12 months at an interest rate of
Subsequent Event [Member]
Subsequent Event [Line Items]
Rental Income, Nonoperating			$ 16,000
Long-Term Line of Credit		$ 5,000
Line of Credit Facility, Frequency of Payment and Payment Terms		The Line of Credit terms are for 12 months
Line of Credit Facility, Interest Rate During Period		3.50%
Stockholders' Equity, Reverse Stock Split						1-for-20
Subsequent Event [Member] | Chairman And Co Chief Executive Officer [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Periodic Payment, Principal	$ 250,000
Subsequent Event [Member] | Lease One [Member]
Subsequent Event [Line Items]
Payments for Rent			3,000
Security Deposit			3,000
Subsequent Event [Member] | Lease Two [Member]
Subsequent Event [Line Items]
Payments for Rent			13,000
Security Deposit			$ 13,000
Subsequent Event, Description			The Company obtained a signed 6-month lease contract for the use of approximately 2500 square feet of commercial space basement, 5,000 square feet first floor, and 5,000 square feet second floors, and large terrace on the roof located at Casamora Resort in San Pedro, Belize for $